NONCONTROLLING INTEREST (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Ownership Interest, Percentage	99.67%	99.67%
Non-controlling Interest	0.33%	0.33%